Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Maximum exposure to credit risk [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		€ 137,596	[1]	€ 188,736	[2]
Interbank balances (w/o central banks)		9,642	[1]	8,885	[2]
Central bank funds sold and securities purchased under resale agreements		13,800	[1]	8,222	[2]
Securities borrowed		428	[1]	3,396	[2]
Loans		433,834	[1]	404,537	[2]
Other assets subject to credit risk	[3],[4]	96,779	[1]	71,899	[2]
Total financial assets at amortized cost	[5]	692,079	[1]	685,676	[2]
Trading assets		93,369	[1]	96,966	[2]
Positive market values from derivative financial instruments		332,931	[1]	320,058	[2]
Non-trading financial assets mandatory at fair value through profit or loss		84,359	[1]	97,771	[2]
Of which: [Abstract]
Securities purchased under resale agreement		53,366	[1]	44,543	[2]
Securities borrowed		17,918	[1]	24,210	[2]
Loans		3,174	[1]	12,741	[2]
Financial assets designated at fair value through profit or loss		7	[1]	104	[2]
Total financial assets at fair value through profit or loss	[6]	510,665	[1]	514,899	[2]
Financial assets at fair value through other comprehensive income		45,503	[1]	51,182	[2]
Of which: [Abstract]
Securities purchased under resale agreement		1,415		1,097	[2]
Securities borrowed		0		0	[2]
Loans		4,874		5,092	[2]
Financial guarantees and other credit related contingent liabilities	[7]	49,232	[1]	51,605	[2]
Revocable and irrevocable lending commitments and other credit related commitments	[7]	211,440	[1]	212,049	[2]
Total off-balance sheet		260,672	[1]	263,654	[2]
Maximum exposure to credit risk		1,508,920	[1]	1,515,410	[2]
Subject to Impairment [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		137,596		188,736
Interbank balances (w/o central banks)		9,642		8,885
Central bank funds sold and securities purchased under resale agreements		13,800		8,222
Securities borrowed		428		3,396
Loans		433,834		404,537
Other assets subject to credit risk	[3],[4]	85,028		65,010
Total financial assets at amortized cost	[5]	680,328		678,787
Of which: [Abstract]
Total financial assets at fair value through profit or loss	[6]			0
Financial assets at fair value through other comprehensive income		45,503		51,182
Of which: [Abstract]
Securities purchased under resale agreement		1,415		1,097
Securities borrowed		0		0
Loans		4,874		5,092
Financial guarantees and other credit related contingent liabilities	[7]	49,232		51,605
Revocable and irrevocable lending commitments and other credit related commitments	[7]	209,986		211,055
Total off-balance sheet		259,218		262,659
Maximum exposure to credit risk		985,049		992,628
Netting [Member]
Financial assets at amortized cost [Abstract]
Other assets subject to credit risk	[3],[4]	37,267		29,073
Total financial assets at amortized cost	[5]	37,267		29,073
Positive market values from derivative financial instruments		262,326		250,231
Non-trading financial assets mandatory at fair value through profit or loss		853		245
Of which: [Abstract]
Securities purchased under resale agreement		853		245
Total financial assets at fair value through profit or loss	[6]	263,180		250,476
Financial assets at fair value through other comprehensive income		0		0
Of which: [Abstract]
Maximum exposure to credit risk		300,447		279,550
Collateral [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		0		0
Interbank balances (w/o central banks)		0		4
Central bank funds sold and securities purchased under resale agreements		13,650		7,734
Securities borrowed		303		0
Loans		228,620		224,353
Other assets subject to credit risk	[3],[4]	1,524		3,199
Total financial assets at amortized cost	[5]	244,098		235,290
Trading assets		1,480		677
Positive market values from derivative financial instruments		48,608		48,548
Non-trading financial assets mandatory at fair value through profit or loss		69,645		67,385
Of which: [Abstract]
Securities purchased under resale agreement		51,659		43,258
Securities borrowed		17,599		24,003
Loans		290		125
Financial assets designated at fair value through profit or loss		0		0
Total financial assets at fair value through profit or loss	[6]	119,732		116,610
Financial assets at fair value through other comprehensive income		1,622		1,488
Of which: [Abstract]
Securities purchased under resale agreement		0		621
Securities borrowed		0		0
Loans		1,622		450
Financial guarantees and other credit related contingent liabilities	[7]	2,994		3,375
Revocable and irrevocable lending commitments and other credit related commitments	[7]	15,217		16,418
Total off-balance sheet		18,211		19,793
Maximum exposure to credit risk		383,663		373,181
Guarantees and Credit derivatives [Member]
Financial assets at amortized cost [Abstract]
Interbank balances (w/o central banks)	[8]	0		0
Loans	[8]	27,984		16,582
Other assets subject to credit risk	[3],[4],[8]	42		79
Total financial assets at amortized cost	[5],[8]	28,026		16,661
Trading assets	[8]	861		155
Positive market values from derivative financial instruments	[8]	134		82
Non-trading financial assets mandatory at fair value through profit or loss	[8]	259		0
Of which: [Abstract]
Securities purchased under resale agreement	[8]	0		0
Securities borrowed	[8]	0		0
Loans	[8]	259		0
Financial assets designated at fair value through profit or loss	[8]	0		0
Total financial assets at fair value through profit or loss	[6],[8]	1,254		237
Financial assets at fair value through other comprehensive income	[8]	1,267		520
Of which: [Abstract]
Securities purchased under resale agreement		0		0	[8]
Securities borrowed		0		0	[8]
Loans		1,267		104	[8]
Financial guarantees and other credit related contingent liabilities	[7],[8]	6,138		5,291
Revocable and irrevocable lending commitments and other credit related commitments	[7],[8]	4,984		4,734
Total off-balance sheet	[8]	11,122		10,025
Maximum exposure to credit risk	[8]	41,670		27,443
Total credit enhancements [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		0		0
Interbank balances (w/o central banks)		0		4
Central bank funds sold and securities purchased under resale agreements		13,650		7,734
Securities borrowed		303		0
Loans		256,605		240,934
Other assets subject to credit risk	[3],[4]	38,833		32,352
Total financial assets at amortized cost	[5]	309,392		281,024
Trading assets		2,340		831
Positive market values from derivative financial instruments		311,068		298,861
Non-trading financial assets mandatory at fair value through profit or loss		70,757		67,630
Of which: [Abstract]
Securities purchased under resale agreement		52,512		43,503
Securities borrowed		17,599		24,003
Loans		550		125
Financial assets designated at fair value through profit or loss		0		0
Total financial assets at fair value through profit or loss	[6]	384,166		367,323
Financial assets at fair value through other comprehensive income		2,889		2,008
Of which: [Abstract]
Securities purchased under resale agreement		0		621
Securities borrowed		0		0
Loans		2,889		554
Financial guarantees and other credit related contingent liabilities	[7]	9,132		8,666
Revocable and irrevocable lending commitments and other credit related commitments	[7]	20,202		21,152
Total off-balance sheet		29,333		29,818
Maximum exposure to credit risk		€ 725,780		€ 680,173

[1]	Does not include credit derivative notional sold (EUR356,362million) and credit derivative notional bought protection.
[2]	Does not include credit derivative notional sold (EUR415,967million) and credit derivative notional bought protection.
[3]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.
[4]	Includes Asset Held for Sale regardless of accounting classification.
[5]	All amounts at gross value before deductions of allowance for credit losses.
[6]	Excludes equities, other equity interests and commodities.
[7]	Figures are reflected at notional amounts.
[8]	Bought Credit protection is reflected with the notional of the underlying.